Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 503,647	$ 419,212
Trade and other receivables	87,306	42,841
Marketable securities	66,453	29,542
Inventories	237,570	232,748
Other	4,686	8,776
Current assets	899,662	733,119
Non-current assets
Mineral properties, plant and equipment	769,462	701,175
Deferred income tax assets	63	7,523
Goodwill	49,786	49,786
Other	31,134	29,535
Total assets	1,750,107	1,521,138
Current liabilities
Accounts payable and accrued liabilities	111,125	83,043
Reclamation and closure cost provision	8,766	211
Current portion of debt	114,280	0
Current liabilities	234,171	83,254
Non-current liabilities
Deferred income tax liabilities	127,815	107,909
Reclamation and closure cost provision	75,469	61,961
Debt	169,769	247,551
Other	8,929	14,487
Total liabilities	616,153	515,162
Shareholders' equity
Share capital	1,083,766	1,055,417
Other reserves	19,762	(16,303)
Equity component of convertible notes	106,425	68,347
Deficit	(75,999)	(133,314)
Total shareholders' equity attributable to SSR Mining shareholders	1,133,954	974,147
Non-controlling interest	0	31,829
Total equity	1,133,954	1,005,976
Total liabilities and equity	$ 1,750,107	$ 1,521,138